Financial Instruments	12 Months Ended
Mar. 31, 2020
Investments, All Other Investments [Abstract]
Financial Instruments

Note 15 - Financial instruments

The Company financial instruments primarily comprise of cash, accounts receivable, and accounts payable, which were carried at cost as of March 31, 2020 and 2019. The carrying value approximated fair value due to their short-term nature.